Cover	Dec. 05, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 05, 2022
Entity File Number	001-40897
Entity Registrant Name	GESHER I ACQUISITION CORP.
Entity Central Index Key	0001853314
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Hagag Towers
Entity Address, Address Line Two	North Tower, Floor 24
Entity Address, Address Line Three	Haarba 28
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	00000
City Area Code	212
Local Phone Number	993-1562
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	GIACU
Security Exchange Name	NASDAQ
Ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	GIAC
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for ordinary shares at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, exercisable for ordinary shares at an exercise price of $11.50 per share
Trading Symbol	GIACW
Security Exchange Name	NASDAQ